RPAR Risk Parity ETF

SCHEDULE OF INVESTMENTS at February 28, 2021 (Unaudited)

	Shares	Value
Common Stocks - 14.9%
Biotechnology - 0.3%
Corteva, Inc.	77,826	$3,513,844

Building Materials - 0.1%
Geberit AG	1,697	1,005,116

Chemicals - 1.2%
CF Industries Holdings, Inc.	21,554	975,965
Ecolab, Inc.	13,122	2,747,222
FMC Corp.	17,044	1,733,204
The Mosaic Co.	36,546	1,074,453
Nutrien Ltd.	61,226	3,321,970
PhosAgro PJSC - GDR	39,673	695,865
Sociedad Quimica y Minera de Chile S.A. - ADR	27,124	1,453,846
Yara International ASA	27,541	1,332,278
		13,334,803
Distribution & Wholesale - 0.1%
Ferguson PLC	10,387	1,224,494

Energy - Alternate Sources - 0.7%
Enphase Energy, Inc. (1)	7,108	1,251,434
Plug Power, Inc. (1)	27,002	1,306,357
Siemens Gamesa Renewable Energy S.A.	36,895	1,379,319
SolarEdge Technologies, Inc. (1)	2,572	767,253
Sunrun, Inc. (1)	11,747	735,127
Vestas Wind Systems A/S	11,235	2,117,251
Xinyi Solar Holdings Ltd.	513,010	1,077,954
		8,634,695
Food - 0.2%
Mowi ASA	49,516	1,203,977
Salmar ASA (1)	11,402	755,191
		1,959,168
Housewares - 0.1%
The Scotts Miracle-Gro Co.	6,483	1,381,852

Iron & Steel - 0.9%
Cleveland-Cliffs, Inc.	60,000	800,400
Fortescue Metals Group Ltd.	188,977	3,527,426
Vale S.A. - ADR	364,603	6,161,791
		10,489,617
Machinery - Diversified - 1.6%
AGCO Corp.	7,132	923,451
CNH Industrial NV - Class A (1)(2)	140,471	2,084,590
Deere & Co.	28,438	9,928,274
IDEX Corp.	3,517	686,413
Kubota Corp.	124,636	2,816,418
The Toro Co.	12,412	1,250,757
Xylem, Inc.	8,019	798,372
		18,488,275

Mining - 4.3%
Anglo American PLC	77,752	3,013,833
Antofagasta PLC	60,809	1,515,422
BHP Group Ltd. - ADR (2)	164,701	12,502,453
Boliden AB	16,959	675,324
China Molybdenum Co. Ltd. - H Shares	1,734,826	1,341,818
First Quantum Minerals Ltd.	40,856	885,213
Freeport-McMoRan, Inc.	93,475	3,169,737
Ganfeng Lithium Co. Ltd. - H Shares	126,266	1,621,998
Glencore PLC	836,120	3,398,206
Jiangxi Copper Co. Ltd. - H Shares	258,737	627,718
Lundin Mining Corp.	62,881	723,678
MMC Norilsk Nickel PJSC - ADR	119,221	3,739,963
Rio Tinto PLC - ADR (2)	112,204	9,806,630
South32 Ltd.	303,231	650,287
Southern Copper Corp.	50,696	3,616,146
Sumitomo Metal Mining Co. Ltd.	18,539	894,758
Teck Resources Ltd. - Class B	34,851	729,503
Vedanta Ltd. - ADR	59,051	664,324
		49,577,011
Oil & Gas - 5.2%
BP PLC - ADR	112,709	2,751,227
Canadian Natural Resources Ltd.	42,212	1,157,329
Cenovus Energy, Inc.	61,935	460,843
Chevron Corp.	65,452	6,545,200
China Petroleum & Chemical Corp. - H Shares - ADR	52,265	2,875,620
ConocoPhillips	44,369	2,307,632
Devon Energy Corp.	21,601	465,286
Ecopetrol S.A. - ADR (2)	75,186	921,029
Eni S.p.A - ADR	59,981	1,372,365
EOG Resources, Inc.	18,314	1,182,352
Equinor ASA - ADR (2)	109,051	2,067,607
Exxon Mobil Corp.	145,204	7,894,741
Gazprom PJSC - ADR	436,546	2,531,967
Hess Corp.	12,769	836,753
Imperial Oil Ltd.	31,228	687,953
LUKOIL PJSC - ADR	23,287	1,727,895
Novatek PJSC - GDR	11,067	1,885,817
Occidental Petroleum Corp.	32,025	852,185
OMV AG (1)	11,274	545,459
PetroChina Co. Ltd. - H Shares - ADR (2)	119,069	4,257,907
Pioneer Natural Resources Co.	6,803	1,010,722
Repsol S.A.	52,732	666,623
Rosneft Oil Co PJSC - GDR	367,386	2,540,107
Royal Dutch Shell PLC - Class A - ADR (2)	131,554	5,397,661
Suncor Energy, Inc.	60,486	1,207,331
Surgutneftegas PJSC - ADR	126,535	540,304
Tatneft PJSC - ADR	12,924	538,672
Total S.E. - ADR (2)	88,733	4,117,211
Woodside Petroleum Ltd.	34,103	648,708
		59,994,506
Water - 0.2%
American Water Works Co., Inc.	9,429	1,337,787
Veolia Environnement S.A.	24,022	651,678
		1,989,465
Total Common Stocks
(Cost $135,947,671)		171,592,846

Exchange Traded Funds - 42.2%
Graniteshares Gold Trust (1)(2)	4,123,070	70,793,112
SPDR Gold MiniShares Trust (1)(2)	7,523,409	129,327,401
Vanguard FTSE Developed Markets ETF	1,189,410	57,103,574
Vanguard FTSE Emerging Markets ETF (2)	1,633,051	85,718,847
Vanguard Total Stock Market ETF (2)	712,427	142,542,394
Total Exchange Traded Funds
(Cost $428,987,692)		485,485,328

	Principal Amount
United States Treasury Obligations - 36.6%
United States Treasury Bills - 16.7%
0.021%, 6/10/21 (3)(4)	$191,930,000	191,911,154

United States Treasury Inflation Indexed Bonds - 19.9%
2.125%, 2/15/40	7,169,259	10,348,093
2.125%, 2/15/41	23,354,458	34,098,864
0.750%, 2/15/42	20,824,248	24,415,045
0.625%, 2/15/43	19,416,154	22,217,893
1.375%, 2/15/44	20,279,396	26,835,104
0.750%, 2/15/45	20,714,497	24,454,449
1.000%, 2/15/46	17,455,785	21,673,836
0.875%, 2/15/47	16,397,244	19,975,218
1.000%, 2/15/48	15,570,623	19,608,221
1.000%, 2/15/49	18,503,805	23,440,832
0.250%, 2/15/50	1,527,815	1,613,974
		228,681,529
Total United States Treasury Obligations
(Cost $424,040,875)		420,592,683

	Shares
Short-Term Investments - 0.0% (5)
Money Market Funds - 0.0% (5)
First American Government Obligations Fund - Class X, 0.036% (6)	100,000	100,000
Total Short-Term Investments
(Cost $100,000)		100,000

Investments Purchased as Securities Lending Collateral - 25.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.130% (6)	290,199,966	290,199,966
Total Investments Purchased as Securities Lending Collateral
(Cost $290,199,966)		290,199,966

Total Investments in Securities - 119.0%
(Cost $1,279,276,204)		1,367,970,823
Liabilities in Excess of Other Assets - (19.0)%		(218,577,819)
Total Net Assets - 100.0%		$1,149,393,004

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of February 28, 2021. Total loaned securities had a value of $280,820,267 or 24.4% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	Rate represents the annualized effective yield to maturity from the purchase price.
(4)	Zero coupon security.
(5)	Does not round to 0.1% or (0.1)%, as applicable.
(6)	The rate quoted is the annualized seven-day effective yield as of February 28, 2021.

SCHEDULE OF FUTURES CONTRACTS at February 28, 2021 (Unaudited)

The RPAR Risk Parity ETF (the “Fund”) had the following futures contracts outstanding with PhillipCapital.

			Unrealized
	Number of	Notional	Appreciation	Notional
Long Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
10-Year U.S. Treasury Note Futures (6/21)	1,506	$202,041,678	$(2,167,240)	$199,874,438
Ultra Long-Term U.S. Treasury Bond Futures (6/21)	1,509	286,113,807	(818,495)	285,295,312
		$488,155,485	$(2,985,735)	$485,169,750

Summary of Fair Value Exposure at February 28, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2021:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$171,592,846	$–	$–	$171,592,846
Exchange Traded Funds	-	485,485,328	-	-	485,485,328
United States Treasury Obligations (2)	-	-	420,592,683	-	420,592,683
Short-Term Investments	-	100,000	-	-	100,000
Investments Purchased as Securities Lending Collateral (3)	290,199,966	-	-	-	290,199,966
Total Investments in Securities	$290,199,966	$657,178,174	$420,592,683	$–	$1,367,970,823

Other Financial Insruments (4)
Interest Rate Contracts - Futures	$-	$(2,985,735)	$-	$-	$(2,985,735)

(1) See Schedule of Investments for industry breakout.
(2) See Schedule of Investments for the security type breakout.
(3) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

(4) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.